Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings Per Share

	12.31.25	12.31.24	12.31.23
Net Income for the Year Attributable to Parent Company´s Owners	212,523,704	2,115,458,228	965,881,373
Weighted Average Ordinary Shares	1,604,164	1,483,089	1,474,692
Earnings per Share	132.48	1,426.39	654.97